UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                  11/12/09
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                  11/12/09
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                TITLE OF                  VALUE      SHRS/       SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS              CUSIP  (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                        COM            001765106      7,157      900,195     SH       SOLE      N/A     900,195
APPLE INC                       COM            037833100     23,654      127,618     SH       SOLE      N/A     127,618
BANK OF AMERICA CORPORATION     COM            060505104     27,819    1,644,134     SH       SOLE      N/A   1,644,134
BANK OF NEW YORK MELLON CORP    COM            064058100        345       11,917     SH       SOLE      N/A      11,917
CA INC                          COM            12673P105     16,118      732,967     SH       SOLE      N/A     732,967
CISCO SYS INC                   COM            17275R102     20,872      886,670     SH       SOLE      N/A     886,670
CITIGROUP INC                   COM            172967101      5,378    1,111,106     SH       SOLE      N/A   1,111,106
CROWN CASTLE INTL CORP          COM            228227104     13,999      446,386     SH       SOLE      N/A     446,386
DIRECTV GROUP INC               COM            25459L106     15,910      576,883     SH       SOLE      N/A     576,883
DOMTAR CORP                     COM NEW        257559203      6,226      176,767     SH       SOLE      N/A     176,767
EQUINIX INC                     COM NEW        29444U502     23,015      250,163     SH       SOLE      N/A     250,163
FIDELITY NATL INFORMATION SV    COM            31620M106     12,737      499,286     SH       SOLE      N/A     499,286
GAP INC DEL                     COM            364760108      7,153      334,264     SH       SOLE      N/A     334,264
GOODRICH CORP                   COM            382388106     11,971      220,298     SH       SOLE      N/A     220,298
GOODYEAR TIRE & RUBR CO         COM            382550101      6,157      361,539     SH       SOLE      N/A     361,539
GYMBOREE CORP                   COM            403777105     11,539      238,506     SH       SOLE      N/A     238,506
INTEL CORP                      COM            458140100     12,079      617,212     SH       SOLE      N/A     617,212
INTL PAPER CO                   COM            460146103      7,693      346,084     SH       SOLE      N/A     346,084
INTEROIL CORP                   COM            460951106      8,361      212,861     SH       SOLE      N/A     212,861
JPMORGAN CHASE & CO             COM            46625H100     14,914      340,337     SH       SOLE      N/A     340,337
KOHLS CORP                      COM            500255104     10,939      191,750     SH       SOLE      N/A     191,750
LIBERTY MEDIA CORP NEW          ENT COM SER A  53071M500     14,545      467,527     SH       SOLE      N/A     467,527
LINCOLN NATL CORP IND           COM            534187109     11,008      424,871     SH       SOLE      N/A     424,871
MARVELL TECHNOLOGY GROUP LTD    ORD            G5876H105      1,245       76,901     SH       SOLE      N/A      76,901
METLIFE INC                     COM            59156R108     23,036      605,104     SH       SOLE      N/A     605,104
MICROSOFT CORP                  COM            594918104     13,373      519,961     SH       SOLE      N/A     519,961
MORGAN STANLEY                  COM NEW        617446448     14,189      459,476     SH       SOLE      N/A     459,476
PETROHAWK ENERGY CORP           COM            716495106     22,436      926,711     SH       SOLE      N/A     926,711
PHILLIPS VAN HEUSEN CORP        COM            718592108      7,003      163,649     SH       SOLE      N/A     163,649
PRECISION CASTPARTS CORP        COM            740189105      5,300       52,027     SH       SOLE      N/A      52,027
QUALCOMM INC                    COM            747525103     13,091      291,050     SH       SOLE      N/A     291,050
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A       848574109      2,382      131,884     SH       SOLE      N/A     131,884
SYNIVERSE HLDGS INC             COM            87163F106     12,674      724,223     SH       SOLE      N/A     724,223
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109      9,371      835,920     SH       SOLE      N/A     835,920
URBAN OUTFITTERS INC            COM            917047102     12,974      430,026     SH       SOLE      N/A     430,026
VISA INC                        COM CL A       92826C839      4,717       68,254     SH       SOLE      N/A      68,254
WARNACO GROUP INC               COM NEW        934390402     11,718      267,170     SH       SOLE      N/A     267,170
WARNER CHILCOTT PLC IRELAND     SHS A          G94368100      5,209      240,946     SH       SOLE      N/A     240,946
WARNER MUSIC GROUP CORP         COM            934550104      1,484      268,413     SH       SOLE      N/A     268,413
WELLS FARGO & CO NEW            COM            949746101     11,983      425,241     SH       SOLE      N/A     425,241
YAHOO INC                       COM            984332106     33,930    1,905,101     SH       SOLE      N/A   1,905,101

                                          41               495,704

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:         495,704
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE